Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Shareholders Equity [Line Items]
Common stock, par or stated value per share	$ 0.000000001
Stock repurchased during period, shares	35,913,201	8,704,883	9,071,706
Average price paid pershare to repurchase stock	$ 13.11	$ 10.46	$ 9.55
Share repurchase costs	$ 3.3	$ 0.6	$ 0.5
Other Comprehensive Income (Loss) [Member]
Shareholders Equity [Line Items]
OCI, debt securities, available-for-sale, unrealized holding gain (loss), before adjustment, tax	7.6	42.5	3.7
OCI, foreign currency transaction and translation gain (loss), arising during period, tax	$ 7.3	$ 42.5	$ 3.4
Common Class A [Member]
Shareholders Equity [Line Items]
Ordinary shares	672,000	223,000	100,000
Common stock, par or stated value per share	$ 0.01
Common stock, voting rights	Each Class A Ordinary shareholder is entitled to one vote for each Class A Ordinary Share held, subject to any restrictions on total voting rights as set out in the Company’s Articles of Association.
Common Class B [Member]
Shareholders Equity [Line Items]
Common stock, par or stated value per share	$ 0.000000001
Common stock, voting rights	Each Class B shareholder is entitled to nine votes for each Class B Share held, subject to any restrictions on total voting rights as set out in the Company’s Articles of Association.
Stock redeemed or called during period, shares	34,700,987	155,305,559	0